Financing Agreements - Convertible Senior Notes (Details)		12 Months Ended
	Jun. 03, 2019 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Proceeds from issuance of Convertible Senior Notes		$ 0	$ 0	$ 223,311,000
Convertible Debt
Debt Instrument [Line Items]
Proceeds from issuance of Convertible Senior Notes	$ 230,000,000
Proceed from debt net of offering expenses and underwriting discount	$ 223,300,000
Stated interest rate	6.25%	6.25%
Conversion ratio	31.4346
Face amount	$ 1,000
Conversion price (in dollars per share) | $ / shares	$ 31.81
Effective interest rate	6.94%
Additional Convertible Senior Notes
Debt Instrument [Line Items]
Proceeds from issuance of Convertible Senior Notes	$ 30,000,000